Loans receivable (Tables)	12 Months Ended
Dec. 31, 2020
Loans Receivable Tables [Abstract]
Schedule of Gross Loans Receivable
	December 31, 2020	December 31, 2019
Current (terms of one year or less)	54,978	69,949
Non-Current (terms exceeding one year)	1,135	34,726
	56,113	104,675

Schedule of Age Analysis of Loans Receivable

		As at December 31, 2020
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	47,590	—	—	47,590
Lower risk	1-30 days past due	1,571	—	—	1,571
Medium risk	31-60 days past due	—	720	—	720
Higher risk	61-90 days past due	—	415	—	415
Non-performing	91+ days past due or bankrupt	—	—	5,817	5,817
	Gross loans receivable	49,161	1,135	5,817	56,113
	Allowance for loan losses	(5,425)	(772)	(2,689)	(8,886)
	Loans receivable, net	43,736	363	3,128	47,227
4.	Loans receivable (Continued from previous page)

		As at December 31, 2019
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	87,910	—	—	87,910
Lower risk	1-30 days past due	3,240	—	—	3,240
Medium risk	31-60 days past due	—	1,650	—	1,650
Higher risk	61-90 days past due	—	1,289	—	1,289
Non-performing	91+ days past due or bankrupt	—	—	10,586	10,586
	Gross loans receivable	91,150	2,939	10,586	104,675
	Allowance for loan losses	(7,477)	(1,784)	(6,759)	(16,020)
	Loans receivable, net	83,673	1,155	3,827	88,655

Schedule of Allowance for Loan Losses
	As at December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2020	7,479	1,783	6,758	16,020
Gross loans originated	1,346	—	—	1,346
Principal payments	(2,448)	(476)	(838)	(3,762)
Derecognition of allowance associated with Liquid Sale	(1,575)	(247)	(309)	(2,131)
Re-measurement of allowance before transfers	1,702	128	532	2,362
Re-measurement of amounts transferred between stages	(145)	636	9,014	9,505
Transfer to (from)
Stage 1 – 12 month ECLs	173	(122)	(51)	—
Stage 2 - Lifetime ECLs	(124)	125	(1)	—
Stage 3 - Lifetime ECLs	(983)	(1,055)	2,038	—
Net amounts written off against allowance			(14,454)	(14,454)
Balance as at December 31, 2020	5,425	772	2,689	8,886

4.	Loans receivable (Continued from previous page)

	As at December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2019	6,951	2,118	6,340	15,409
Gross loans originated	4,296	—	—	4,296
Principal payments	(2,536)	(449)	(912)	(3,897)
Re-measurement of allowance before transfers	523	(197)	(20)	306
Re-measurement of amounts transferred between stages	(84)	1,528	17,750	19,194
Transfer to (from)
Stage 1 – 12 month ECLs	96	(76)	(20)	—
Stage 2 - Lifetime ECLs	(238)	240	(2)	—
Stage 3 - Lifetime ECLs	(1,529)	(1,381)	2,910	—
Net amounts written off against allowance	—	—	(19,288)	(19,288)
Balance as at December 31, 2019	7,479	1,783	6,758	16,020

The overall changes in the allowance for loan losses are summarized below:

Allowance for loan losses	Year ended December 31, 2020	Year ended December 31, 2019
Balance, beginning of period	16,020	15,409
Derecognition of allowance associated with loan sale	(2,131)	—
Provision for loan losses	9,451	19,899
Charge offs	(14,454)	(19,288)
Balance, end of period	8,886	16,020

Schedule of Primary Forward Looking Indicators Used in Determination of Probability Weighted Allowance	The following table shows the primary FLIs used in the determination of the probability weighted allowance in each of the scenarios relative to the base case.
	Optimistic forecast	Neutral forecast	Pessimistic forecast
Increase in delinquent loans going into collections	5%	7%	13%
Decrease in collection efficiency	5%	10%	15%